UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	10/31/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	TSR

Standpoint Multi-Asset Fund

Institutional Class (BLNDX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through October 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.24%

How did the Fund perform during the reporting period?

The Fund utilizes a multi-asset, all-weather approach to gain exposure to global equities, currencies, commodities, and bonds. Our rules-based strategy was designed to balance risk/reward across different economic environments including inflation, deflation, stagflation, and growth. The Fund is a potential risk-mitigation and return-enhancement solution for investors seeking less dependence on traditional long-only equity/bond investments.

For the fiscal year ended October 31, 2025, the Fund’s Institutional Class returned 3.45%. Long positions in gold, silver, U.S. and Japanese equities contributed to performance. Tactical long and short positions in government bonds, crude oil related markets, natural gas, and European equities detracted from performance. The Fund’s primary benchmark, ICE BofA U.S. Treasury Bill Index, returned 4.42% over the same period.

We cast our net very wide in search of developing macro-opportunities around the world. As new themes emerge, we integrate them into the portfolio using a systematic, rules-based approach with a strict risk budget. As old themes expire, we remove them from the portfolio using the same systematic discipline.

Predictions are not part of our process. As investors, we can look back through history, but we can never know exactly what the future holds. Our answer to this is to rely on a strategy that is prepared to navigate a wide range of market conditions. Our job is to react with discipline and participate in new macro themes, while managing our risk in the pursuit of stable returns and an all-weather experience.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Standpoint Multi-Asset Fund - Institutional Class
50% MSCI World / 50% ICE BAML 3-month T-Bill
ICE BofA U.S. Treasury Bill Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,142
$39,906
$29,268
Dec-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Standpoint Multi-Asset Fund - Institutional Class	50% MSCI World / 50% ICE BAML 3-month T-Bill	ICE BofA U.S. Treasury Bill Index
Dec-2019	$25,000	$24,941	$25,000
Oct-2020	$25,625	$24,929	$25,183
Oct-2021	$35,734	$29,812	$25,199
Oct-2022	$37,035	$27,293	$25,356
Oct-2023	$37,834	$29,422	$26,580
Oct-2024	$42,671	$35,177	$28,028
Oct-2025	$44,142	$39,906	$29,268

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Institutional Class	3.45%	11.49%	10.23%
ICE BofA U.S. Treasury Bill Index	4.42%	3.05%	2.74%
50% MSCI World / 50% ICE BAML 3-month T-Bill	13.45%	10.08%	8.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

What did the Fund invest in?

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	27.0%
U.S. Treasury Obligations	12.3%
Equity	60.7%

Fund Statistics

Net Assets	$733,057,999
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$9,961,262
Portfolio Turnover	11%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Standpoint Multi-Asset Fund - Institutional Class (BLNDX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/standpoint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BLNDX

Standpoint Multi-Asset Fund

Investor Class (REMIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through October 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.49%

How did the Fund perform during the reporting period?

The Fund utilizes a multi-asset, all-weather approach to gain exposure to global equities, currencies, commodities, and bonds. Our rules-based strategy was designed to balance risk/reward across different economic environments including inflation, deflation, stagflation, and growth. The Fund is a potential risk-mitigation and return-enhancement solution for investors seeking less dependence on traditional long-only equity/bond investments.

For the fiscal year ended October 31, 2025, the Fund’s Investor Class returned 3.16%. Long positions in gold, silver, U.S. and Japanese equities contributed to performance. Tactical long and short positions in government bonds, crude oil related markets, natural gas, and European equities detracted from performance. The Fund’s primary benchmark, ICE BofA U.S. Treasury Bill Index, returned 4.42% over the same period.

We cast our net very wide in search of developing macro-opportunities around the world. As new themes emerge, we integrate them into the portfolio using a systematic, rules-based approach with a strict risk budget. As old themes expire, we remove them from the portfolio using the same systematic discipline.

Predictions are not part of our process. As investors, we can look back through history, but we can never know exactly what the future holds. Our answer to this is to rely on a strategy that is prepared to navigate a wide range of market conditions. Our job is to react with discipline and participate in new macro themes, while managing our risk in the pursuit of stable returns and an all-weather experience.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Standpoint Multi-Asset Fund - Investor Class
50% MSCI World / 50% ICE BAML 3-month T-Bill
ICE BofA U.S. Treasury Bill Index
$20,000
$15,000
$10,000
$5,000
$0
$17,404
$15,963
$11,707
Dec-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Standpoint Multi-Asset Fund - Investor Class	50% MSCI World / 50% ICE BAML 3-month T-Bill	ICE BofA U.S. Treasury Bill Index
Dec-2019	$10,000	$9,977	$10,000
Oct-2020	$10,230	$9,972	$10,073
Oct-2021	$14,236	$11,925	$10,080
Oct-2022	$14,711	$10,917	$10,142
Oct-2023	$14,999	$11,769	$10,632
Oct-2024	$16,871	$14,071	$11,211
Oct-2025	$17,404	$15,963	$11,707

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Investor Class	3.16%	11.21%	9.96%
ICE BofA U.S. Treasury Bill Index	4.42%	3.05%	2.74%
50% MSCI World / 50% ICE BAML 3-month T-Bill	13.45%	10.08%	8.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

What did the Fund invest in?

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	27.0%
U.S. Treasury Obligations	12.3%
Equity	60.7%

Fund Statistics

Net Assets	$733,057,999
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$9,961,262
Portfolio Turnover	11%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Standpoint Multi-Asset Fund - Investor Class (REMIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/standpoint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-REMIX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Standpoint Multi-Asset Fund:	FY 2025	$26,350
Standpoint Multi-Asset Fund:	FY 2024	$26,350

(b)	Audit-Related Fees

Standpoint Multi-Asset Fund:	FY 2025	$0
Standpoint Multi-Asset Fund:	FY 2024	$0

(c)	Tax Fees

Standpoint Multi-Asset Fund:	FY 2025	$9,000
Standpoint Multi-Asset Fund:	FY 2024	$9,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Standpoint Multi-Asset Fund:	FY 2025	$0
Standpoint Multi-Asset Fund:	FY 2024	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Standpoint Multi-Asset Fund

Annual Financial Statements and

Additional Information

October 31, 2025

Fund Adviser:

Standpoint Asset Management, LLC

4250 N. Drinkwater Blvd., Suite 300

Scottsdale, AZ 85251

Toll Free (866) 738-1128

Standpoint Multi-Asset Fund

Consolidated Schedule of Investments

October 31, 2025

	Shares	Fair Value
Exchange-Traded Funds — 60.74%
iShares Core MSCI International Developed Markets ETF	469,800	$37,926,954
iShares Core MSCI Total International Stock ETF	459,800	38,600,210
iShares Core S&P 500 ETF	108,500	74,347,455
Schwab US Large-Cap ETF	2,657,500	71,672,775
SPDR Portfolio S&P 500 ETF	922,900	74,053,496
Vanguard FTSE All-World ex-US ETF	530,700	38,560,662
Vanguard S&P 500 ETF	114,600	71,858,784
Vanguard Total International Stock ETF	512,200	38,225,486
Total Exchange-Traded Funds (Cost $314,688,656)		445,245,822

	Principal Amount
U.S. Government & Agencies — 12.25%(a)(b)
United States Treasury Bill 4.23%, 11/18/2025	$45,000,000	44,927,581
United States Treasury Bill 4.15%, 11/28/2025	45,000,000	44,879,289
Total U.S. Government & Agencies (Cost $89,775,619)		89,806,870

Total Investments — 72.99% (Cost $404,464,275)		535,052,692

Other Assets in Excess of Liabilities — 27.01%(c)		198,005,307

Net Assets — 100.00%		$733,057,999

(a)	The rate shown represents effective yield at time of purchase.
(b)	Non-income producing security.
(c)	Includes cash held as margin for futures contracts.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Schedule of Futures Contracts

October 31, 2025

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
10-Year US Treasury Note Future	2,114	December 2025	$238,188,344	$(1,793,501)
ASX SPI 200 Index Future	52	December 2025	7,564,193	(34,644)
Australian Dollar Currency Future	157	December 2025	10,277,220	(166,960)
British Pound Currency Future	178	December 2025	14,618,250	(461,232)
Carbon Emissions Future(a)	51	December 2025	4,617,337	79,754
Coffee “C” Future(a)	58	December 2025	8,527,088	42,151
Copper Future(a)	46	December 2025	12,525,247	1,072,772
E-Mini S&P 500 Index Future	337	December 2025	115,826,901	3,469,107
Euro Foreign Exchange Currency Future	1,035	December 2025	149,454,000	(3,122,471)
Euro Stoxx 50 Index Future	362	December 2025	23,656,230	16,747
Euro-BTP Italian Bond Future	183	December 2025	25,615,782	(8,783)
FTSE 100 Index Future	83	December 2025	10,626,460	531,768
Gold Future(a)	186	December 2025	74,334,900	10,594,830
Hang Seng Index Future	28	November 2025	4,667,519	(121,077)
Live Cattle Future(a)	140	December 2025	12,861,800	(309,490)
Long Gilt Future	278	December 2025	34,189,877	43,418
Mexican Peso Currency Future	232	December 2025	6,222,240	39,065
MSCI EAFE Index Future	95	December 2025	13,333,725	83,185
MSCI Singapore Index Future	43	November 2025	1,473,691	(4,613)
Nikkei 225 Index Future	38	December 2025	12,938,153	2,200,754
Platinum Future(a)	37	January 2026	2,914,490	123,730
Primary Aluminum Future(a)	123	December 2025	8,862,765	356,340
S&P Toronto Stock Exchange 60 Index Future	37	December 2025	9,399,907	217,714
Silver Future(a)	66	December 2025	15,892,800	3,111,740
Soybean Future(a)	102	January 2026	5,687,775	39,375
Swiss Franc Currency Future	93	December 2025	14,519,625	(223,256)
TOPIX Future	94	December 2025	20,336,260	1,289,052
Ultra 10-Year US Treasury Note Future	829	December 2025	95,736,547	(1,079,595)
Zinc Future(a)	20	December 2025	1,541,650	25,837
				$16,011,717
SHORT CONTRACTS
Cboe Volatility Index Future	(102)	November 2025	$(1,951,342)	$11,858
Cocoa Future(a)	(25)	December 2025	(1,537,750)	(23,390)
Cocoa Future(a)	(57)	March 2026	(3,361,310)	44,376
Corn Future(a)	(681)	December 2025	(14,692,575)	(367,862)
Cotton No. 2 Future(a)	(99)	December 2025	(3,244,230)	117,835
Euro-BUXL 30-Year Bond Future	(75)	December 2025	(10,039,193)	(379,570)
Hard Red Winter Wheat Future(a)	(130)	December 2025	(3,409,250)	62,750
Henry Hub Natural Gas Future(a)	(524)	January 2026	(22,893,560)	(1,064,620)
Japanese 10-Year Bond Future	(69)	December 2025	(60,910,666)	(31,034)
Japanese Yen Currency Future	(144)	December 2025	(11,729,700)	529,338
Mill Wheat Future(a)	(264)	December 2025	(2,936,715)	109,051

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Schedule of Futures Contracts (continued)

October 31, 2025

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
Sugar No. 11 Future(a)	(310)	March 2026	$(5,010,096)	$675,181
Wheat Future(a)	(202)	December 2025	(5,393,400)	(93,937)
White Sugar Future(a)	(46)	December 2025	(956,110)	17,915
				$(392,109)

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statement of Assets and Liabilities

October 31, 2025

Assets
Investments in securities, at fair value (cost $404,464,275)	$535,052,692
Foreign currencies, at value (cost $37,278,313)	37,033,139
Cash held at broker for futures contract transactions(a)	66,674,202
Cash and cash equivalents	97,839,792
Receivable for fund shares sold	322,657
Prepaid expenses	87,684
Total Assets	737,010,166

Liabilities
Payable for fund shares redeemed	1,033,655
Payable for net variation margin on futures contracts	2,081,107
Payable to Adviser, net of waiver	684,116
Accrued 12b-1 fees - Investor Class	13,675
Payable to affiliates	54,743
Payable to trustees	5,813
Other accrued expenses	79,058
Total Liabilities	3,952,167
Net Assets	$733,057,999

Net Assets consist of:
Paid-in capital	$651,639,729
Accumulated earnings	81,418,270
Net Assets	$733,057,999

Net Assets: Institutional Class	$679,713,604
Shares outstanding (unlimited number of shares authorized, no par value)	46,633,848
Net asset value, offering and redemption price per share	$14.58
Net Assets: Investor Class	$53,344,395
Shares outstanding (unlimited number of shares authorized, no par value)	3,681,638
Net asset value, offering and redemption price per share	$14.49

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statement of Operations

For the Year Ended October 31, 2025

Investment Income
Dividend income	$10,061,309
Interest income	8,047,810
Total investment income	18,109,119

Expenses
Adviser	11,153,228
Administration	539,059
12b-1 fees-Investor Class	145,864
Fund accounting	138,125
Registration	123,493
Report printing	84,667
Custodian	77,525
Transfer agent	43,365
Audit and tax	35,732
Legal	28,411
Trustee	23,182
Compliance services	13,110
Insurance	11,252
Pricing	2,697
Miscellaneous	75,420
Total expenses	12,495,130
Fees waived by Adviser	(1,191,964)
Net operating expenses	11,303,166
Net investment income	6,805,953

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	60,864,731
Foreign currency translations	1,472,408
Futures contracts	(95,410,727)
Change in unrealized appreciation (depreciation) on:
Investment securities	21,148,582
Foreign currency translations	(232,832)
Futures contracts	5,312,921
Net realized and unrealized gain (loss) on investment securities, foreign currency translations and futures contracts	(6,844,917)
Net decrease in net assets resulting from operations	$(38,964)

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$6,805,953	$9,284,134
Net realized loss on investment securities, foreign currency translations and futures contracts	(33,073,588)	(3,911,655)
Change in unrealized appreciation on investment securities, foreign currency translations and futures contracts	26,228,671	77,919,121
Net increase (decrease) in net assets resulting from operations	(38,964)	83,291,600

Distributions to Shareholders from Earnings:
Institutional Class	(51,933,065)	(23,638,726)
Investor Class	(3,232,525)	(1,533,078)
Total distributions	(55,165,590)	(25,171,804)

Capital Transactions - Institutional Class
Proceeds from shares sold	389,776,722	523,140,486
Reinvestment of distributions	51,068,635	23,242,661
Amount paid for shares redeemed	(671,835,539)	(251,938,232)
Total Institutional Class	(230,990,182)	294,444,915
Capital Transactions - Investor Class
Proceeds from shares sold	26,531,988	30,684,871
Reinvestment of distributions	3,142,496	1,481,920
Amount paid for shares redeemed	(34,530,378)	(21,724,005)
Total Investor Class	(4,855,894)	10,442,786
Net increase (decrease) in net assets resulting from capital transactions	(235,846,076)	304,887,701
Total Increase (Decrease) in Net Assets	(291,050,630)	363,007,497

Net Assets
Beginning of year	$1,024,108,629	$661,101,132
End of year	$733,057,999	$1,024,108,629

Share Transactions - Institutional Class
Shares sold	28,060,719	35,420,434
Shares issued in reinvestment of distributions	3,556,312	1,770,195
Shares redeemed	(49,674,300)	(17,310,678)
Total Institutional Class	(18,057,269)	19,879,951
Share Transactions - Investor Class
Shares sold	1,897,737	2,053,396
Shares issued in reinvestment of distributions	219,755	113,210
Shares redeemed	(2,503,981)	(1,513,304)
Total Investor Class	(386,489)	653,302
Net increase (decrease) in shares outstanding	(18,443,758)	20,533,253

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$14.90	$13.71	$13.78	$14.12	$10.25

Investment operations:
Net investment income (loss)	0.14	0.13	0.12	(0.14)	(0.06)
Net realized and unrealized gain on investments	0.36	1.56	0.16	0.59	4.07
Total from investment operations	0.50	1.69	0.28	0.45	4.01

Less distributions to shareholders from:
Net investment income	(0.82)	(0.12)	(0.07)	(0.61)	(0.14)
Net realized gains	—	(0.38)	(0.28)	(0.18)	—
Total distributions	(0.82)	(0.50)	(0.35)	(0.79)	(0.14)

Net asset value, end of year	$14.58	$14.90	$13.71	$13.78	$14.12

Total Return(a)	3.45%	12.79%	2.16%	3.64%	39.45%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$679,714	$963,829	$614,526	$499,727	$118,606
Ratio of net expenses to average net assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waiver and reimbursement	1.37%	1.37%	1.39%	1.46%	1.91%
Ratio of net investment income (loss) to average net assets	0.77%	1.07%	0.96%	(0.26)%	(0.49)%
Portfolio turnover rate(b)	11%	—%	8%	158%	—%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class

Consolidated Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$14.82	$13.64	$13.71	$14.08	$10.23

Investment operations:
Net investment income (loss)	0.07	0.10	0.12	(0.26)	(0.08)
Net realized and unrealized gain on investments	0.39	1.54	0.13	0.67	4.05
Total from investment operations	0.46	1.64	0.25	0.41	3.97

Less distributions to shareholders from:
Net investment income	(0.79)	(0.08)	(0.04)	(0.60)	(0.12)
Net realized gains	—	(0.38)	(0.28)	(0.18)	—
Total distributions	(0.79)	(0.46)	(0.32)	(0.78)	(0.12)

Net asset value, end of year	$14.49	$14.82	$13.64	$13.71	$14.08

Total Return(a)	3.16%	12.48%	1.96%	3.34%	39.16%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$53,344	$60,280	$46,575	$44,095	$9,298
Ratio of net expenses to average net assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of expenses to average net assets before waiver and reimbursement	1.62%	1.62%	1.66%	1.71%	2.16%
Ratio of net investment income (loss) to average net assets	0.49%	0.84%	0.89%	(0.51)%	(0.75)%
Portfolio turnover rate(b)	11%	—%	8%	158%	—%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements

October 31, 2025

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Consolidated Financial Statements of the Fund include the Fund and its wholly-owned subsidiary, Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies, including Accounting Standard Update

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

2013-08.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended October 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations when incurred. During the fiscal year ended October 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

For the fiscal year ended October 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$(44,632,896)	$44,632,896

The reclassifications reflect permanent book to tax differences between the Fund and its wholly-owned and controlled foreign subsidiary.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of October 31, 2025, the net assets of the CFC were $76,914,873, which represented 10.49% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$445,245,822	$—	$—	$445,245,822
U.S. Government & Agencies	—	89,806,870	—	89,806,870
Long Futures Contracts(a)	16,011,717	—	—	16,011,717
Total	$461,257,539	$89,806,870	$—	$551,064,409

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts(a)	$(392,109)	$—	$—	$(392,109)
Total	$(392,109)	$—	$—	$(392,109)

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of October 31, 2025, and the effect of derivative instruments on the Consolidated Statement of Operations for the fiscal year ended October 31, 2025.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

At October 31, 2025:

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on Futures Contracts*	Unrealized Depreciation on Futures Contracts*
Equity Contracts	$7,820,185	$(160,334)
Foreign Exchange Contracts	568,403	(3,973,919)
Interest Rate Contracts	43,419	(3,292,483)
Commodity Contracts	16,473,637	(1,859,300)

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the fiscal year ended October 31, 2025:

Location	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(6,933,810)	$(1,864,025)	$(40,903,592)	$(45,709,300)	$(95,410,727)

Net change in unrealized appreciation (depreciation)
Futures contracts	$10,353,307	$(3,555,867)	$(2,424,230)	$939,711	$5,312,921

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended October 31, 2025:

Derivatives	Average Ending Monthly Notional Value
Long futures contracts	$607,304,781
Short futures contracts	(624,853,329)

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2025:

	Gross Amounts of	Gross Amounts Offset in Consolidated Statement of	Net Amounts of Liabilities Presented in Consolidated Statement of	Gross Amounts Not Offset in Consolidated Statements of Assets and Liabilities
	Recognized Liabilities	Assets and liabilities	Assets and Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Variation Margin on Futures Contracts*	$3,075,716	$(994,609)	$2,081,107	$—	$(2,081,107	)**	$—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.
**	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2025, before the waiver described below, the Adviser earned a management fee of $11,153,228 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of average daily net assets of each class of shares of the Fund through February 28, 2027. For the fiscal year ended October 31, 2025, the Adviser waived fees and/or reimbursed expenses of $1,191,966. At October 31, 2025, the Adviser was owed $684,116 from the Fund for management services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of October 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
October 31, 2026	$936,444
October 31, 2027	1,173,991
October 31, 2028	1,191,966

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the fiscal year ended October 31, 2025, Investor Class 12b-1 Expenses incurred by the Fund were $145,864. The Fund owed $13,675 for Investor Class 12b-1 Expenses as of October 31, 2025.

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2025, purchases and sales of investment securities, other than short-term investments, were $57,224,433 and $185,091,357, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2025.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

Gross unrealized appreciation	$130,588,417
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$130,588,417

Tax cost of investments	$404,464,275

The tax character of distributions paid for the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$55,165,590	$15,855,549
Long-term capital gains	$—	$9,316,255
Total distributions paid	$55,165,590	$25,171,804

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,978,335
Accumulated capital and other losses	(57,850,115)
Unrealized appreciation on investments	135,290,050
Total accumulated earnings	$81,418,270

As of October 31, 2025, the Fund had short-term capital loss carryforwards of $51,551,204 and long-term capital loss carryforwards of $6,298,911, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended October 31, 2025, the Fund utilized long-term capital loss carryforwards of $3,458,082.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2025, the Fund had 60.74% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

October 31, 2025

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, other than as disclosed below.

On December 5, 2025, the Fund paid an income distribution of $0.1087 per share for the Institutional Class and an income distribution of $0.0688 per share for the Investor Class to shareholders of record on December 4, 2025.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Standpoint Multi-Asset Fund and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and futures contracts, of Standpoint Multi-Asset Fund (the “Fund”), a series of Unified Series Trust, as of October 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related consolidated notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 23, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 18% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 7% qualifies for the corporate dividends received deduction.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/26/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	12/29/2025